Summary of Significant Accounting Policies (Details Textual) $ in Thousands, $ in Millions	7 Months Ended	12 Months Ended
	Jan. 31, 2017 NZD ($)	Jan. 31, 2018 NZD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2015 NZD ($)	Jan. 31, 2018 USD ($)
Loss for the year	$ (15,979)	$ (37,593)	$ (20,746)	$ (13,105)
Cash flows from (used in) operating activities	(13,518)	(4,116)	(5,040)	(17,199)
Current assets (liabilities)		20,752
Assets (liabilities)	$ (9,044)	$ (5,710)	$ (17,876)	$ 2,839
Short-term Debt					$ 25.5
Useful lives or amortisation rates, intangible assets other than goodwill		5 years
Additional Paid in Capital					$ 23.5